Loan and lease operations - Schedule of Analysis of Present Value of Minimum Future Payments Receivable from Finance Leases by Maturity (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Payments receivable	R$ 11,417	R$ 11,492
Future financial income	(3,032)	(3,149)
Present value	8,385	8,343
Current
Disclosure of provision matrix [line items]
Payments receivable	2,618	2,505
Future financial income	(612)	(462)
Present value	2,006	2,043
Non-current
Disclosure of provision matrix [line items]
Payments receivable	8,799	8,987
Future financial income	(2,420)	(2,687)
Present value	6,379	6,300
Non-current | From 1 to 2 years
Disclosure of provision matrix [line items]
Payments receivable	2,023	1,918
Future financial income	(484)	(507)
Present value	1,539	1,411
Non-current | From 2 to 3 years
Disclosure of provision matrix [line items]
Payments receivable	1,495	1,481
Future financial income	(371)	(392)
Present value	1,124	1,089
Non-current | From 3 to 4 years
Disclosure of provision matrix [line items]
Payments receivable	1,254	1,024
Future financial income	(288)	(309)
Present value	966	715
Non-current | From 4 to 5 years
Disclosure of provision matrix [line items]
Payments receivable	755	960
Future financial income	(223)	(256)
Present value	532	704
Non-current | Over 5 years
Disclosure of provision matrix [line items]
Payments receivable	3,272	3,604
Future financial income	(1,054)	(1,223)
Present value	R$ 2,218	R$ 2,381